WAYCROSS MANAGED RISK EQUITY FUND
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)

COMMON STOCKS - 93.1%	Shares	Value
Communications - 5.2%
Internet Media & Services - 3.5%
Alphabet, Inc. - Class A (a)	9,382	$ 1,585,089
Meta Platforms, Inc. - Class A (a)	3,865	2,219,747
		3,804,836
Telecommunications - 1.7%
T-Mobile US, Inc.	7,700	1,901,438

Consumer Discretionary - 12.4%
Apparel & Textile Products - 1.3%
NIKE, Inc. - Class B	18,200	1,433,614

E-Commerce Discretionary - 3.4%
Amazon.com, Inc. (a)(b)	17,833	3,707,302

Leisure Facilities & Services - 3.1%
Marriott International, Inc. - Class A	6,000	1,734,540
McDonald's Corporation	2,253	666,910
Starbucks Corporation	9,336	956,567
		3,358,017
Retail - Discretionary - 4.6%
Lowe's Companies, Inc.	8,602	2,343,443
O'Reilly Automotive, Inc. (b)	1,120	1,392,406
TJX Companies, Inc. (The)	10,562	1,327,538
		5,063,387
Consumer Staples - 4.4%
Retail - Consumer Staples - 3.5%
Dollar General Corporation	6,937	536,022
Target Corporation	10,964	1,450,647
Walmart, Inc.	20,500	1,896,250
		3,882,919
Wholesale - Consumer Staples - 0.9%
Sysco Corporation (a)	12,570	969,273

Energy - 4.3%
Oil & Gas Producers - 2.9%
Diamondback Energy, Inc.	7,800	1,385,202
EOG Resources, Inc.	13,360	1,780,354
		3,165,556

WAYCROSS MANAGED RISK EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.1% (Continued)	Shares	Value
Energy - 4.3% (Continued)
Oil & Gas Services & Equipment - 1.4%
Baker Hughes Company	35,700	$ 1,569,015

Financials - 10.0%
Asset Management - 1.6%
Charles Schwab Corporation (The)	21,000	1,737,960

Banking - 6.6%
Citigroup, Inc. (a)	18,004	1,275,943
Fifth Third Bancorp	38,000	1,826,280
Truist Financial Corporation	37,900	1,807,072
Wells Fargo & Company (a)	30,040	2,288,147
		7,197,442
Institutional Financial Services - 1.8%
Goldman Sachs Group, Inc. (The) (a)	3,224	1,962,030

Health Care - 12.9%
Biotech & Pharma - 2.0%
AbbVie, Inc. (a)	12,104	2,214,185

Health Care Facilities & Services - 2.7%
Cencora, Inc.	5,200	1,308,060
CVS Health Corporation	16,107	964,004
UnitedHealth Group, Inc.	1,149	701,120
		2,973,184
Medical Equipment & Devices - 8.2%
Abbott Laboratories	15,300	1,817,181
Becton, Dickinson and Company	4,087	906,905
Boston Scientific Corporation (b)	18,350	1,663,611
Danaher Corporation (a)	4,515	1,082,200
Intuitive Surgical, Inc. (b)	4,454	2,414,068
Thermo Fisher Scientific, Inc.	2,000	1,059,260
		8,943,225
Industrials - 11.0%
Aerospace & Defense - 1.6%
Boeing Company (The) (b)	11,228	1,745,280

Diversified Industrials - 4.3%
Emerson Electric Company	20,595	2,730,897

WAYCROSS MANAGED RISK EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.1% (Continued)	Shares	Value
Industrials - 11.0% (Continued)
Diversified Industrials - 4.3% (Continued)
Honeywell International, Inc.	8,308	$ 1,935,183
		4,666,080
Machinery - 1.3%
Ingersoll Rand, Inc.	13,700	1,427,129

Transportation & Logistics - 3.8%
CSX Corporation	68,486	2,503,163
Delta Air Lines, Inc.	25,550	1,630,601
		4,133,764
Materials - 3.2%
Chemicals - 2.0%
DuPont de Nemours, Inc.	12,000	1,003,080
International Flavors & Fragrances, Inc.	12,920	1,180,371
		2,183,451
Construction Materials - 1.2%
Carlisle Companies, Inc.	2,910	1,328,997

Technology - 28.0%
Semiconductors - 7.7%
Advanced Micro Devices, Inc. (b)	9,000	1,234,575
Analog Devices, Inc. (a)	7,088	1,545,538
Marvell Technology, Inc.	16,153	1,497,222
NVIDIA Corporation (a)	29,770	4,115,702
		8,393,037
Software - 11.4%
Adobe, Inc. (b)	2,630	1,356,896
Check Point Software Technologies Ltd. (b)	8,000	1,456,000
Intuit, Inc.	1,570	1,007,516
Microsoft Corporation (a)	11,035	4,672,881
Oracle Corporation	10,500	1,940,820
Salesforce, Inc.	6,200	2,045,938
		12,480,051
Technology Hardware - 4.6%
Apple, Inc. (a)	15,387	3,651,797
Hewlett Packard Enterprise Company	67,000	1,421,740
		5,073,537
Technology Services - 4.3%
Mastercard, Inc. - Class A (a)	4,066	2,166,934

WAYCROSS MANAGED RISK EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 93.1% (Continued)	Shares	Value
Technology - 28.0% (Continued)
Technology Services - 4.3% (Continued)
PayPal Holdings, Inc. (a)(b)	13,981	$ 1,213,132
Visa, Inc. - Class A	4,278	1,347,912
		4,727,978
Utilities - 1.7%
Electric Utilities - 1.7%
Xcel Energy, Inc.	25,600	1,857,536

Total Common Stocks (Cost $64,302,264)		$ 101,900,223

MONEY MARKET FUNDS - 7.3%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 4.51% (c) (Cost $8,002,248)	8,002,248	$ 8,002,248

Investments at Value - 100.4% (Cost $72,304,512)		$ 109,902,471

Liabilities in Excess of Other Assets - (0.4%)		(470,930)

Net Assets - 100.0%		$ 109,431,541

(a)	All or a portion this security is pledged as collateral for open short positions. The total value of such securities as of November 30, 2024 was $26,310,661.
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of November 30, 2024.

WAYCROSS MANAGED RISK EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT
November 30, 2024 (Unaudited)

COMMON STOCKS - 40.2%	Shares	Value
Communications - 2.6%
Cable & Satellite - 1.3%
Charter Communications, Inc. - Class A	1,500	$ 595,448
Comcast Corporation - Class A	18,000	777,420
		1,372,868
Entertainment Content - 1.3%
Walt Disney Company (The)	12,000	1,409,640

Consumer Discretionary - 4.4%
Leisure Facilities & Services - 0.9%
Hyatt Hotels Corporation - Class A	6,200	979,228

Retail - Discretionary - 3.5%
AutoZone, Inc.	300	950,862
Burlington Stores, Inc.	4,400	1,240,272
Home Depot, Inc. (The)	2,500	1,072,825
Lululemon Athletica, Inc.	1,600	513,056
		3,777,015
Consumer Staples - 0.9%
Beverages - 0.9%
Constellation Brands, Inc. - Class A	4,100	987,895

Energy - 3.2%
Oil & Gas Producers - 2.0%
Devon Energy Corporation	26,100	990,495
Occidental Petroleum Corporation	24,000	1,213,920
		2,204,415
Oil & Gas Services & Equipment - 1.2%
NOV, Inc.	80,500	1,289,610

Financials - 4.3%
Asset Management - 1.0%
T. Rowe Price Group, Inc.	8,600	1,065,024

Banking - 2.3%
Commerce Bancshares, Inc.	15,800	1,165,250
PNC Financial Services Group, Inc. (The)	6,200	1,331,264
		2,496,514

WAYCROSS MANAGED RISK EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS - 40.2% (Continued)	Shares	Value
Financials - 4.3% (Continued)
Specialty Finance - 1.0%
Capital One Financial Corporation	6,100	$ 1,171,261

Health Care - 8.2%
Biotech & Pharma - 3.0%
Biogen, Inc.	6,700	1,076,221
Johnson & Johnson	7,100	1,100,571
Pfizer, Inc.	44,400	1,163,724
		3,340,516
Health Care Facilities & Services - 0.9%
Humana, Inc.	3,200	948,416

Medical Equipment & Devices - 4.3%
Medtronic plc	14,800	1,280,792
Mettler-Toledo International, Inc.	850	1,063,520
Revvity, Inc.	10,870	1,262,442
Zimmer Biomet Holdings, Inc.	9,810	1,099,701
		4,706,455
Industrials - 7.4%
Aerospace & Defense - 1.2%
RTX Corporation	10,300	1,254,849

Diversified Industrials - 1.0%
Illinois Tool Works, Inc.	4,100	1,137,832

Electrical Equipment - 2.6%
Johnson Controls International plc	17,000	1,425,620
Rockwell Automation, Inc.	4,900	1,446,186
		2,871,806
Transportation & Logistics - 2.6%
Norfolk Southern Corporation	5,000	1,379,250
Southwest Airlines Company	45,200	1,462,672
		2,841,922
Materials - 1.7%
Chemicals - 1.7%
Celanese Corporation	11,000	805,310
Olin Corporation	25,195	1,073,055
		1,878,365

WAYCROSS MANAGED RISK EQUITY FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS - 40.2% (Continued)	Shares	Value
Technology - 6.3%
Semiconductors - 1.9%
Intel Corporation	23,000	$ 553,150
Texas Instruments, Inc.	7,350	1,477,571
		2,030,721
Software - 2.7%
Autodesk, Inc.	3,930	1,147,167
Palo Alto Networks, Inc.	2,100	814,422
Workday, Inc. - Class A	3,750	937,462
		2,899,051
Technology Hardware - 0.8%
Cisco Systems, Inc.	14,900	882,229

Technology Services - 0.9%
Accenture plc - Class A	2,863	1,037,465

Utilities - 1.2%
Electric Utilities - 1.2%
Consolidated Edison, Inc.	13,500	1,357,965

Total Securities Sold Short - 40.2% (Proceeds $42,819,717)		$ 43,941,062

plc	- Public Limited Company

WAYCROSS FOCUSED CORE EQUITY FUND
SCHEDULE OF INVESTMENTS
November 30, 2024 (Unaudited)

COMMON STOCKS - 98.6%	Shares	Value
Communications - 9.7%
Internet Media & Services - 9.7%
Alphabet, Inc. - Class A	21,053	$ 3,556,904
Meta Platforms, Inc. - Class A	6,565	3,770,411
		7,327,315
Consumer Discretionary - 11.9%
E-Commerce Discretionary - 4.1%
Amazon.com, Inc. (a)	14,734	3,063,051

Leisure Facilities & Services - 5.0%
McDonald's Corporation	5,464	1,617,399
Starbucks Corporation	21,013	2,152,992
		3,770,391
Retail - Discretionary - 2.8%
Lowe's Companies, Inc.	7,821	2,130,675

Consumer Staples - 6.6%
Retail - Consumer Staples - 3.9%
Dollar General Corporation	15,833	1,223,416
Target Corporation	12,968	1,715,796
		2,939,212
Wholesale - Consumer Staples - 2.7%
Sysco Corporation	26,618	2,052,514

Energy - 2.0%
Oil & Gas Producers - 2.0%
EOG Resources, Inc.	11,360	1,513,834

Financials - 9.7%
Banking - 5.7%
Citigroup, Inc.	21,857	1,549,006
Wells Fargo & Company	35,726	2,721,249
		4,270,255
Institutional Financial Services - 4.0%
Goldman Sachs Group, Inc. (The)	4,971	3,025,201

WAYCROSS FOCUSED CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Health Care - 11.2%
Biotech & Pharma - 2.9%
AbbVie, Inc.	11,931	$ 2,182,538

Health Care Facilities & Services - 2.1%
UnitedHealth Group, Inc.	2,615	1,595,673

Medical Equipment & Devices - 6.2%
Becton, Dickinson and Company	9,396	2,084,972
Intuitive Surgical, Inc. (a)	4,787	2,594,554
		4,679,526
Industrials - 12.2%
Aerospace & Defense - 2.7%
Boeing Company (The) (a)	13,134	2,041,549

Diversified Industrials - 6.4%
Emerson Electric Company	16,700	2,214,420
Honeywell International, Inc.	11,334	2,640,028
		4,854,448
Transportation & Logistics - 3.1%
CSX Corporation	62,643	2,289,602

Technology - 35.3%
Semiconductors - 13.6%
Analog Devices, Inc.	10,486	2,286,473
Marvell Technology, Inc.	21,639	2,005,719
NVIDIA Corporation	43,121	5,961,478
		10,253,670
Software - 8.9%
Adobe, Inc. (a)	3,728	1,923,387
Microsoft Corporation	11,431	4,840,571
		6,763,958
Technology Hardware - 6.0%
Apple, Inc.	19,006	4,510,694

WAYCROSS FOCUSED CORE EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 98.6% (Continued)	Shares	Value
Technology - 35.3% (Continued)
Technology Services - 6.8%
Mastercard, Inc. - Class A	4,870	$ 2,595,418
PayPal Holdings, Inc. (a)	10,144	880,195
Visa, Inc. - Class A	5,252	1,654,800
		5,130,413

Total Common Stocks (Cost $63,041,827)		$ 74,394,519

MONEY MARKET FUNDS - 1.3%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 4.51% (b) (Cost $960,309)	960,309	$ 960,309

Investments at Value - 99.9% (Cost $64,002,136)		$ 75,354,828

Other Assets in Excess of Liabilities - 0.1%		83,799

Net Assets - 100.0%		$ 75,438,627

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of November 30, 2024.